Receivables from Customers - Schedule of Receivables from Customers (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Loans Receivable [Abstract]
Receivable due from trading solution services	$ 3,923,517	$ 3,510,142
Less: allowance for credit losses
Total	$ 3,923,517	$ 3,510,142